Property and Equipment (Details) - Schedule of property and equipment - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Cost
Balance at beginning	$ 976,209,000,000	$ 847,815,000,000
Additions	2,128,652,000,000	134,379,000,000
Disposals		(4,162,000,000)
Write-off		(1,823,000,000)
Balance at ending	3,104,861,000,000	976,209,000,000
Depreciation
Balance at beginning	699,884,000,000	579,762,000,000
Charge for the year (note 8)	204,002,000,000	155,742,000,000
Write-off		(35,620,000,000)
Balance at ending	903,886,000,000	699,884,000,000
Balance at ending	2,200,975,000,000	276,325,000,000
General installations [Member]
Cost
Balance at beginning	615,328	616,947
Additions	1,423,217	204
Disposals
Write-off		(1,823)
Balance at ending	2,038,545	615,328
Depreciation
Balance at beginning	515,430	417,996
Charge for the year (note 8)	123,370	111,538
Write-off		(14,104)
Balance at ending	638,800	515,430
Balance at ending	1,399,745	99,898
Office and Computer equipment [Member]
Cost
Balance at beginning	308,115	180,598
Additions	221,206	131,679
Disposals		(4,162)
Write-off
Balance at ending	529,321	308,115
Depreciation
Balance at beginning	144,388	124,106
Charge for the year (note 8)	59,070	37,337
Write-off		(17,055)
Balance at ending	203,458	144,388
Balance at ending	325,863	163,727
Furniture & fixture [Member]
Cost
Balance at beginning	52,766	50,270
Additions	484,229	2,496
Disposals
Write-off
Balance at ending	536,995	52,766
Depreciation
Balance at beginning	40,066	37,660
Charge for the year (note 8)	21,562	6,867
Write-off		(4,461)
Balance at ending	61,628	40,066
Balance at ending	$ 475,367	$ 12,700